Shareholders' Equity and Regulatory Matters	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders' Equity and Regulatory Matters
15.	Shareholders’ Equity and Regulatory Matters
Private Placement Memorandum
On August 27, 2021, the Company completed the issuance and sale of 2,937,876 shares of its common stock for aggregate proceeds of approximately $70.5 million, consisting of 227,307 shares issued and sold during the six months ended June 30, 2021 for aggregate proceeds of approximately $5.4 million and 2,710,569 shares issued and sold between July 1, 2021 and August 27, 2021 for aggregate proceeds of approximately $65.1 million, in a private placement in reliance upon the exemption from the registration requirements of the Securities Act under Section 4(a)(2) of the Securities Act and Rule 506(b) of Regulation D promulgated thereunder. The Company used a portion of the net proceeds from the private placement to repay $32.5 million of outstanding indebtedness, consisting of (i) $19.5 million under the Company’s senior debt due September 10, 2022; (ii) $11.0 million under a subordinated debt due July 29, 2022; and (iii) $2.0 million under a subordinated debt due September 27, 2022.
Initial Public Offering
On November 9, 2021, the Company’s common stock began trading on the NASDAQ Global Select Market under the symbol “TCBX”. The Company issued and sold an aggregate of 4,025,000 shares of its common stock, including 525,000 shares of common stock sold pursuant to the underwriters’ full exercise of their option to purchase additional shares, in its initial public offering (“IPO”) at a public offering price of $25.00 per share for aggregate gross proceeds of $100.6 million before deducting underwriting discounts and offering expenses. Aggregate net proceeds from our IPO were $92.0 million after deducting underwriting discounts and offering expenses of $8.6 million. The initial closing of the IPO occurred on November 12, 2021, and the closing for the shares issued pursuant to the underwriters’ option occurred on November 17, 2021. In connection with the closing of the IPO, the Company issued an aggregate of 49,750 shares of restrictive stock to its directors, advisory directors, and executive officers. The Company intends to use the net proceeds from the IPO to support its organic growth and for general corporate purposes, including maintenance of its required regulatory capital and potential future acquisition opportunities.
Regulatory Matters
The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory (and possibly additional discretionary) actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance
sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.
Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total, Tier I capital, and Common Equity Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of March 31, 2022 and December 31, 2021 the Bank meets all capital adequacy requirements to which it is subject.
Financial institutions are categorized as well capitalized or adequately capitalized, based on minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the tables below. As shown below, the Bank’s capital ratios exceed the regulatory definition of well capitalized as of March 31, 2022 and December 31, 2021. Based upon the information in its most recently filed call report, the Bank continues to meet the capital ratios necessary to be well capitalized under the regulatory framework for prompt corrective action.
There are no conditions or events since March 31, 2022, that management believes have changed the Bank’s category.
A comparison of the Bank’s actual capital amounts and ratios to required capital amounts and ratios are presented in the following table (dollars in thousands):

	Actual		For Capital Adequacy Purposes Basel III Fully Phased-In (2)				To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
As of March 31, 2022:
Total capital (to risk weighted assets)	$379,530	13.2%	≥	$302,763	≥	10.5%	≥	$288,336	≥	10.0%
Tier I capital (to risk weighted assets)	$356,218	12.4%	≥	$245,086	≥	8.5%	≥	$230,669	≥	8.0%
Tier I capital (to average assets) (1)	$356,218	13.7%	≥	$104,281	≥	4.0%	≥	$130,351	≥	5.0%
Common equity tier 1 (to risk weighted assets)	$356,218	12.4%	≥	$201,835	≥	7.0%	≥	$187,418	≥	6.5%
As of December 31, 2021:
Total capital (to risk weighted assets)	$288,022	13.5%	≥	$223,444	≥	10.5%	≥	$212,804	≥	10.0%
Tier I capital (to risk weighted assets)	$268,727	12.6%	≥	$180,883	≥	8.5%	≥	$170,243	≥	8.0%
Tier I capital (to average assets) (1)	$268,727	12.3%	≥	$87,602	≥	4.0%	≥	$109,503	≥	5.0%
Common equity tier 1 (to risk weighted assets)	$268,727	12.6%	≥	$148,962	≥	7.0%	≥	$138,322	≥	6.5%

(1)
The Tier 1 capital ratio (to average assets) is not impacted by the Basel III Capital Rules; however, the Federal Reserve and the FDIC may require the Bank to maintain a Tier 1 capital ratio (to average assets) above the minimum required.

(2)	Percentages represent the minimum capital ratios plus, as applicable, the fully phased-in 2.5% CIT1 capital buffer under the Basel III Capital Rules.

15. Shareholders’ Equity and Regulatory Matters
Private Placement Memorandum
On August 27, 2021, the Company completed the issuance and sale of 2,937,876 shares of its common stock for aggregate proceeds of approximately $70.5 million, consisting of 227,307 shares issued and sold during the six months ended June 30, 2021 for aggregate proceeds of approximately $5.4 million and 2,710,569 shares issued and sold between July 1, 2021 and August 27, 2021 for aggregate proceeds of approximately $65.1 million, in a private placement in reliance upon the exemption from the registration requirements of the Securities Act under Section 4(a)(2) of the Securities Act and Rule 506(b) of Regulation D promulgated thereunder. The Company used a portion of the net proceeds from the private placement to repay $32.5 million of outstanding indebtedness, consisting of (i) $19.5 million under the Company’s senior debt due September 10, 2022; (ii) $11.0 million under a subordinated debt due July 29, 2022; and (iii) $2.0 million under a subordinated debt due September 27, 2022.
Initial Public Offering
On November 9, 2021, the Company’s common stock began trading on the NASDAQ Global Select Market under the symbol “TCBX”. We issued and sold an aggregate of 4,025,000 shares of its common stock, including 525,000 shares of common stock sold pursuant to the underwriters’ full exercise of their option to purchase additional shares, in its initial public offering at a public offering price of $25.00 per share for aggregate gross proceeds of $100.6 million before deducting underwriting discounts and offering expenses. Aggregate net proceeds from our initial public offering were $92.0 million after deducting underwriting discounts and offering expenses of $8.6 million. The initial closing of the initial public offering occurred on November 12, 2021, and the closing for the shares issued pursuant to the underwriters’ option occurred on November 17, 2021. In connection with the closing of the initial public offering, the Company issued an aggregate of 49,750 shares of restrictive stock to its directors, advisory directors, and executive officers. The Company intends to use the net proceeds from the initial public offering to support its organic growth and for general corporate purposes, including maintenance of its required regulatory capital and potential future acquisition opportunities.
Regulatory Matters
The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory (and possibly additional discretionary) actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance
sheet items as calculated under regulatory accounting practices. The
Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.
Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total, Tier I capital, and Common Equity Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of December 31, 2021 and 2020 the Bank meets all capital adequacy requirements to which it is subject.
Financial institutions are categorized as well capitalized or adequately capitalized, based on minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the tables below. As shown below, the Bank’s capital ratios exceed the regulatory definition of well capitalized as of December 31, 2021 and 2020. Based upon the information in its most recently filed call report, the Bank continues to meet the capital ratios necessary to be well capitalized under the regulatory framework for prompt corrective action.
There are no conditions or events since December 31, 2021, that management believes have changed the Bank’s category.
A comparison of the Bank’s actual capital amounts and ratios to required capital amounts and ratios are presented in the following table:

	Actual		For Capital Adequacy Purposes Basel III Fully Phased-In (2)				To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount		Ratio		Amount		Ratio
As of December 31, 2021:
Total capital (to risk weighted assets)	$288,022	13.5%	≥	$223,444	≥	10.5%	≥	$212,804	≥	10.0%
Tier I capital (to risk weighted assets)	$268,727	12.6%	≥	$180,883	≥	8.5%	≥	$170,243	≥	8.0%
Tier I capital (to average assets) (1)	$268,727	12.3%	≥	$87,602	≥	4.0%	≥	$109,503	≥	5.0%
Common equity tier 1 (to risk weighted assets)	$268,727	12.6%	≥	$148,962	≥	7.0%	≥	$138,322	≥	6.5%
As of December 31, 2020:
Total capital (to risk weighted assets)	$145,319	12.5%	≥	$121,639	≥	10.5%	≥	$115,847	≥	10.0%
Tier I capital (to risk weighted assets)	$133,340	11.5%	≥	$98,470	≥	8.5%	≥	$92,678	≥	8.0%
Tier I capital (to average assets) (1)	$133,340	7.2%	≥	$74,026	≥	4.0%	≥	$92,532	≥	5.0%
Common equity tier 1 (to risk weighted assets)	$133,340	11.5%	≥	$81,093	≥	7.0%	≥	$75,301	≥	6.5%

(1)
The Tier 1 capital ratio (to average assets) is not impacted by the Basel III Capital Rules; however, the Federal Reserve and the FDIC may require the Bank to maintain a Tier 1 capital ratio (to average assets) above the minimum required.

(2)	Percentages represent the minimum capital ratios plus, as applicable, the fully phased-in 2.5% CIT1 capital buffer under the Basel III Capital Rules.